Long-term Investments	12 Months Ended
Dec. 31, 2020
Long-term Investments
Long-term Investments
10.	Long-term Investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Investments in equity method investees	1,137,774	1,621,327
Equity investments with readily determinable fair values	3,551,545	3,743,590
Equity investments without readily determinable fair values	4,604,549	6,333,746
Other debt investments	—	12,596
	9,293,868	11,711,259

(a)	Investments in equity method investees

The Group recorded equity share of losses of RMB98.3 million, equity share of earnings of RMB4.3 million and RMB172.5 million for the years ended December 31, 2018, 2019, and 2020, respectively, which was included in “investment income, net” in the consolidated statements of operations and comprehensive income. Significant equity method investments are summarized as follows.

(1)	In August 2013, the Group established a joint venture with China Telecom Corp. Ltd. (“China Telecom”), Zhejiang Yixin Technology Co., Ltd. (formerly known as Hangzhou Yixin Technology Co., Ltd.) (“Yixin”) to launch “YiChat”, a proprietary social instant messaging application for smart phones. The Group contributed RMB200.0 million cash in exchange for a 27.0% equity interest in Yixin. In July 2015, the Group increased its equity shares in Yixin to 35.0% with a cash consideration of approximately RMB127.5 million.
(2)	As of December 31, 2019, the Group invested an aggregated cash consideration of RMB680.5 million in three limited partnerships as a limited partner, and in 2020, the Group further contributed RMB68.1 million, RMB39.1 million and RMB109.5 million cash in these three limited partnerships. The objective of these limited partnerships are to engage in investment in online game business. The Group accounted such investments under the equity method.
(b)	Equity investments with readily determinable fair values

As of December 31, 2020, equity investments with readily determinable fair values included RMB2,720.1 million invested in shares of Alibaba, RMB481.5 million invested in shares of Huatai Securities Company Limited (“Huatai”) and RMB542.0 million invested in shares of Shenzhen Transsion Holding Limited. The Group recorded fair value loss of RMB215.8 million, fair value gain of RMB763.2 million and RMB720.6 million related to the equity investments with readily determinable fair value for the year ended December 31, 2018, 2019 and 2020, respectively.

The Group also received cash dividends of RMB12.7 million, RMB12.7 million and RMB12.7 million from Huatai for the years ended December 31, 2018, 2019 and 2020, respectively.

(c)	Equity investments without readily determinable fair value

Equity investments without readily determinable fair value represent investments in privately held companies with no readily determinable fair value. The Group does not have significant influence on these investees, or the investments are not common stock or in substance common stock. These investments are classified as equity investments without readily determinable fair value, and are carried at cost less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For the year ended December 31, 2019 and 2020, there’s no upward adjustments to the carrying value of equity securities without readily determinable fair value resulted from such transactions.

The Group recognized nil, a gain of RMB86.1 million and RMB36.1 million related to the disposal of the Group’s investments in equity securities without readily determinable fair value as “investment income/(losses), net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2018, 2019 and 2020, respectively.

The Group recognized impairment provision of RMB133.6 million, RMB168.4 million and RMB55.6 million related to certain of the equity investments as “investment income/(losses), net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2018, 2019 and 2020, respectively.